EXPENSES BY NATURE (Tables)	9 Months Ended
Sep. 30, 2025
Other Income and Expenses [Abstract]
SCHEDULE OF BREAKDOWN OF OPERATING EXPENSES

The following table presents cost of sales and a breakdown of operating expenses (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Cost of Sales	$523,692	$340,359	$1,336,623	$829,253

Operating Expenses
General and Administrative Expenses	19,584	16,301	56,000	42,452
Salaries and Benefits	9,753	7,314	29,213	19,748
Stock-Based Compensation for Employees	3,040	2,825	6,059	6,245
Administrative Expenses	758	1,066	2,871	2,835
Professional Fees	4,500	3,917	13,700	10,339
Depreciation and Amortization Expense	567	358	1,344	1,024
Other	966	821	2,813	2,261
Marketing Expenses	21,034	15,261	62,015	43,779
Salaries and Benefits	452	279	1,255	721
Stock-Based Compensation for Employees	43	6	126	11
Stock-Based Compensation for Agents	3,935	2,665	10,528	7,137
Revenue Share	15,738	11,651	45,886	33,190
Other	866	660	4,220	2,720
Research and Development Expenses	4,712	3,045	12,637	8,115
Salaries and Benefits	2,584	1,681	7,338	4,394
Stock-Based Compensation for Employees	339	308	944	641
Other	1,789	1,056	4,355	3,080
Settlement of Litigation	-	-	-	9,250
Total Operating Expenses	$45,330	$34,607	$130,652	$103,596
Total Cost of Sales and Operating Expenses	$569,022	$374,966	$1,467,275	$932,849